Nature of the Business (Tables)	9 Months Ended
Sep. 30, 2021
Nature of the Business
Schedule of effect of the error correction on statement of operations and comprehensive loss

Subsequent to the filing of the Quarterly Report on Form 10-Q, originally filed with the U.S. Securities and Exchange Commission (“SEC”) on November 26, 2021, management completed a more detailed review of the Company’s results in preparation for a business update with investors and determined that certain costs were incorrectly classified which has led to the Restatement. The Restatement reflects the correction of the allocation of certain employee, post-retirement and other related expenses such as facilities, information technology and other costs based upon departmental function. The Company determined that the line items impacted in the unaudited condensed consolidated statements of operations and comprehensive loss were: Cost of revenue, Technology and development, Sales and marketing, and General and administrative expenses and that a correction of the errors in the foregoing line items is required. The following table presents the effect of the error correction on the Company’s condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2021. There is no impact of this Restatement to the other line items of the condensed consolidated financial statements . Further, there is no impact on the December 31, 2020 consolidated financial statements.

	Three Months Ended September 30, 2021			Nine Months Ended September 30, 2021
	As Previously			As Previously
(in thousands)	Reported	Correction of Error	As Restated	Reported	Correction of Error	As Restated
Changes in the statement of operations and comprehensive loss
Cost of revenue (exclusive of depreciation and amortization shown separately below)	$1,422	$(534)	$888	$3,764	$(1,900)	$1,864
Technology and development	7,446	245	7,691	13,941	134	14,075
Sales and marketing	5,233	(270)	4,963	11,372	(425)	10,947
General and administrative	6,106	559	6,665	14,055	2,191	16,246
Depreciation and amortization	1,108	—	1,108	3,263	—	3,263
Total costs and operating expenses	$21,315	$—	$21,315	$46,395	$—	$46,395